CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 213,204	$ 65,651	$ 222,098
Accounts receivable	135,398	105,794	133,340
Inventory	1,654,206	1,819,128	1,957,966
Total current assets	2,002,808	1,990,572	2,313,404
Fixed assets, net of accumulated depreciation of $44,709 and $45,474, respectively	4,952	5,501	1,035
Patents/Trademarks	521,881	521,881	521,881
Deposit	16,890	16,890	0
Prepaid Acquisition Costs	85,632	53,015	0
Goodwill	193,260	193,260	193,260
Total other assets	822,614	790,546	716,175
TOTAL ASSETS	2,825,422	2,781,118	3,029,579
LIABILITIES
Accounts payable	114,485	91,316	37,267
Accrued liabilities	85,871	94,554	59,264
Notes payable	487,445	275,370	0
Notes payable - related party	866	866	170,866
Convertible debt, net of discount of $0.00 and $0.00, respectively	595,638	317,284	171,750
Convertible debt - related party, net of discount of $0.00 and $0.00, respectively	0	0	0
Accrued interest payable	39,023	21,387	13,050
Accrued interest payable - related party	0	0	14,118
Derivative liabilities	186,919	102,011	92,527
Total current and total liabilities	1,510,248	902,788	558,841
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 75,000,000 shares authorized, none and none shares issued and outstanding, respectively	0	0	0
Common Stock, Value	345,492	345,172	338,384
Additional paid-in capital	17,475,579	17,459,899	17,075,974
Accumulated deficit	(16,505,898)	(15,926,742)	(14,943,620)
Total stockholders' equity (deficit)	1,315,174	1,878,330	2,470,738
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,825,422	$ 2,781,118	$ 3,029,579